Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2016	May 31, 2015	Aug. 31, 2015
Numerator:
Loss available to common stockholders'	$ (2,099,885)	$ (1,564,362)	$ (5,232,917)	$ (6,344,558)	$ (8,092,744)
Denominator:
Weighted average number of common shares outstanding	27,427,913	25,224,700	26,957,191	24,823,496
Basic and diluted EPS	$ (0.08)	$ (0.06)	$ (0.19)	$ (0.26)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	720,001	1,267,502	720,001	1,267,502
Warrants	9,711,631	8,793,851	9,711,631	8,793,851
Convertible debt	2,631,845	2,454,939	2,631,845	2,454,939
Warrants issuable upon conversion of debt (See "NOTE 2 - Convertible Promissory Note" above)	2,631,845	2,454,939	2,631,845	2,454,939
Total shares not included in the computation of diluted losses per share	15,695,322	14,971,231	15,695,322	14,971,231